Gramercy Emerging Markets Debt Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2025 (Unaudited)

Principal Amount[1]		Value
	COMMON STOCKS — 0.0%
	CHINA — 0.0%
75,564	Yuzhou Group Holdings Co., Ltd. 0.205%*	$2,476
	TOTAL COMMON STOCKS
	(Cost $3,975)	2,476
	FIXED INCOME SECURITIES — 95.9%
	ANGOLA — 0.5%
260,000	Angolan Government International Bond 8.250%, 5/9/2028	260,507
	ARGENTINA — 0.5%
300,000	YPF S.A. 8.250%, 1/17/2034[2,3]	289,350
	AZERBAIJAN — 0.5%
320,000	Republic of Azerbaijan International Bond 3.500%, 9/1/2032	297,200
	BAHRAIN — 0.6%
330,000	Bahrain Government International Bond 7.500%, 9/20/2047	351,734
	BRAZIL — 7.5%
230,000	Braskem Netherlands Finance B.V. 4.500%, 1/31/2030[3]	86,986
12,830	Brazil Notas do Tesouro Nacional Serie F 10.000%, 1/1/2031	2,169,992
780,000	Brazilian Government International Bond 4.750%, 1/14/2050[3]	582,660
415,000	Embraer Netherlands Finance B.V. 5.400%, 1/9/2038[3]	412,666
182,442	MC Brazil Downstream Trading Sarl 7.250%, 6/30/2031	156,352
275,000	Nexa Resources S.A. 6.750%, 4/9/2034[2,3]	291,500
300,000	Raizen Fuels Finance S.A. 5.700%, 1/17/2035[3]	276,330
269,800	Yinson Boronia Production B.V. 8.947%, 7/31/2042[2,3]	300,152
		4,276,638
	BULGARIA — 0.5%
270,000	Bulgaria Government International Bond 5.000%, 3/5/2037	270,270

Gramercy Emerging Markets Debt Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	CHILE — 3.4%
300,000	Banco de Credito e Inversiones S.A. 7.500% (USD 5 Year Tsy+376.70 basis points), 12/12/2172[2,3,4,5]	$315,112
495,000,000	Bonos de la Tesoreria de la Republica en pesos 5.000%, 3/1/2035	495,679
244,376	Chile Electricity Lux Mpc II Sarl 5.580%, 10/20/2035	250,486
410,000	Corp Nacional del Cobre de Chile 3.150%, 1/15/2051[3]	264,110
330,000	EnfraGen Energia Sur S.A. / EnfraGen Spain S.A. / Prime Energia S.p.A. 5.375%, 12/30/2030[3]	306,900
305,000	Inversiones La Construccion S.A. 4.750%, 2/7/2032[3]	294,325
		1,926,612
	CHINA — 0.4%
700,000	CIFI Holdings Group Co., Ltd. 6.550%, 3/28/2026*[3,6]	68,600
240,000	Country Garden Holdings Co., Ltd. 3.300%, 1/12/2031*[3,6]	24,960
400,000	KWG Group Holdings Ltd. 5.950%, 8/10/2027*[3,6]	25,000
250,000	Logan Group Co., Ltd. 5.250%, 10/19/2025*[3,6]	20,000
	Shimao Group Holdings Ltd.
160,422	0.000%, 7/21/2026[2,7]	8,823
1,011,822	5.000%, 7/21/2031[2,8]	42,851
185,214	2.000%, 7/21/2032[2,8]	6,483
277,821	2.000%, 7/21/2033[2,8]	7,571
277,821	2.000%, 1/21/2034[2,8]	5,556
	Yuzhou Group Holdings Co., Ltd.
78,840	7.000%, 6/30/2027[3,8]	10,052
66,843	4.000%, 6/30/2028[3,8]	2,005
116,397	4.500%, 6/30/2029[3,8]	2,619
155,361	5.000%, 6/30/2030[3,8]	2,719
217,936	5.500%, 6/30/2031[3,8]	1,090
91,789	1.000%, 6/30/2034[3,8]	275
		228,604
	COLOMBIA — 3.4%
325,000	Banco Davivienda S.A. 6.650% (USD 10 Year Tsy+509.70 basis points), 10/22/2072[3,4,5]	299,972
300,000	Colombia Government International Bond 3.125%, 4/15/2031[3]	261,000

Gramercy Emerging Markets Debt Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	COLOMBIA (Continued)
3,072,800,000	Colombian TES 6.000%, 4/28/2028	$715,939
700,000	Ecopetrol S.A. 4.625%, 11/2/2031[3]	628,390
		1,905,301
	CZECH REPUBLIC — 1.7%
22,310,000	Czech Republic Government Bond 3.000%, 3/3/2033	982,680
	DOMINICAN REPUBLIC — 1.1%
630,000	Dominican Republic International Bond 4.500%, 1/30/2030	616,770
	ECUADOR — 0.5%
360,000	Ecuador Government International Bond 6.900%, 7/31/2035[9]	268,290
	EGYPT — 0.8%
500,000	Egypt Government International Bond 5.875%, 2/16/2031	464,690
	GHANA — 0.9%
234,840	Ghana Government International Bond 5.000%, 7/3/2035[2,9]	196,679
380,000	Kosmos Energy Ltd. 7.500%, 3/1/2028[3]	333,807
		530,486
	GUATEMALA — 0.5%
320,000	Guatemala Government Bond 4.650%, 10/7/2041[3]	274,720
	HONG KONG — 0.5%
260,000	AIA Group Ltd. 4.950%, 4/4/2033[3]	266,664
	HUNGARY — 1.5%
210,600,000	Hungary Government Bond 3.000%, 8/21/2030	545,080
300,000	Magyar Export-Import Bank Zrt 6.125%, 12/4/2027[3]	310,125
		855,205

Gramercy Emerging Markets Debt Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	INDIA — 2.8%
285,978	India Green Power Holdings 4.000%, 2/22/2027[3]	$279,543
237,600	India Vehicle Finance 5.850%, 9/25/2030[2]	239,453
360,000	JSW Steel Ltd. 5.050%, 4/5/2032[3]	349,741
300,000	Manappuram Finance Ltd. 7.375%, 5/12/2028	306,750
400,000	Muthoot Finance Ltd. 6.375%, 4/23/2029[2]	405,790
		1,581,277
	INDONESIA — 2.5%
780,000	Indofood CBP Sukses Makmur Tbk P.T. 4.745%, 6/9/2051[3]	672,750
980,000	Indonesia Government International Bond 3.700%, 10/30/2049	748,720
		1,421,470
	JAMAICA — 1.4%
400,000	Kingston Airport Revenue Finance Ltd. 6.750%, 12/15/2036[2,3]	412,400
400,000	Montego Bay Airport Revenue Finance Ltd. 6.600%, 6/15/2035[2,3]	409,000
		821,400
	KAZAKSTAN — 1.6%
280,000	Kazakhstan Government International Bond 4.714%, 4/9/2035[2]	277,718
325,000	KazMunayGas National Co. JSC 3.500%, 4/14/2033[3]	292,705
380,000	Tengizchevroil Finance Co. International Ltd. 3.250%, 8/15/2030[3]	348,175
		918,598
	KENYA — 0.5%
270,000	Republic of Kenya Government International Bond 9.500%, 3/5/2036[2]	276,358
	KUWAIT — 2.0%
630,000	MEGlobal B.V. 2.625%, 4/28/2028[3]	600,862
530,000	NBK Tier 1 Ltd. 6.375% (Constant Maturity Yield Six-Year Tsy+240.30 basis points), 1/10/2174[2,3,4,5]	545,635
		1,146,497

Gramercy Emerging Markets Debt Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	MALAYSIA — 1.7%
360,000	Axiata Spv5 Labuan Ltd. 3.064%, 8/19/2050[3]	$258,957
1,050,000	Petronas Capital Ltd. 3.404%, 4/28/2061[3]	723,124
		982,081
	MEXICO — 7.4%
350,000	Banco Mercantil del Norte S.A./Grand Cayman 6.625% (USD 10 Year Tsy+503.40 basis points), 1/24/2072[3,4,5]	340,638
280,000	BBVA Mexico S.A. Institucion De Banca Multiple Grupo Financiero 8.125% (USD 5 Year Tsy+421.40 basis points), 1/8/2039[3,5]	303,968
415,000	Corp Inmobiliaria Vesta S.A.B. de C.V. 5.500%, 1/30/2033[2,3]	418,444
595,000	GCC S.A.B. de C.V. 3.614%, 4/20/2032[3]	541,623
	Mexican Bonos
26,380,000	5.750%, 3/5/2026	1,429,541
9,052,500	10.000%, 11/20/2036	534,511
790,000	Petroleos Mexicanos 6.750%, 9/21/2047	653,646
		4,222,371
	MONTENEGRO — 0.7%
350,000	Montenegro Government International Bond 7.250%, 3/12/2031[2]	371,812
	MOROCCO — 1.0%
370,000	Morocco Government International Bond 4.000%, 12/15/2050	271,765
370,000	OCP S.A. 5.125%, 6/23/2051[3]	307,888
		579,653
	NIGERIA — 2.2%
550,000	IHS Holding Ltd. 7.875%, 5/29/2030[2,3]	568,221
350,000	Nigeria Government International Bond 7.375%, 9/28/2033	331,058
330,000	SEPLAT Energy PLC 9.125%, 3/21/2030[2,3]	338,663
		1,237,942
	OMAN — 0.8%
460,000	Oman Government International Bond 5.375%, 3/8/2027	465,580

Gramercy Emerging Markets Debt Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	PAKISTAN — 0.3%
200,000	Pakistan Government International Bond 6.875%, 12/5/2027	$199,600
	PANAMA — 1.4%
291,660	AES Panama Generation Holdings SRL 4.375%, 5/31/2030[3]	275,619
690,000	Panama Government International Bond 4.500%, 1/19/2063[3]	503,010
		778,629
	PARAGUAY — 0.6%
360,000	Paraguay Government International Bond 2.739%, 1/29/2033[3]	318,240
	PERU — 0.5%
250,000	Corp Financiera de Desarrollo S.A. 5.500%, 5/6/2030[3]	257,000
	PHILIPPINES — 1.6%
890,000	Philippine Government International Bond 2.650%, 12/10/2045	598,859
280,000	Rizal Commercial Banking Corp. 5.500%, 1/18/2029	288,050
		886,909
	POLAND — 3.6%
640,000	Bank Gospodarstwa Krajowego 6.250%, 7/9/2054[2]	665,274
6,080,000	Republic of Poland Government Bond 1.750%, 4/25/2032	1,369,091
		2,034,365
	QATAR — 4.3%
730,000	Ooredoo International Finance Ltd. 2.625%, 4/8/2031	669,775
840,000	Qatar Government International Bond 4.750%, 5/29/2034[2]	874,129
900,000	QatarEnergy 3.300%, 7/12/2051[3]	634,838
260,000	QIC Cayman Ltd. 6.150% (Constant Maturity Yield Six-Year Tsy+220.40 basis points), 7/7/2072[3,4,5]	264,677
		2,443,419

Gramercy Emerging Markets Debt Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	ROMANIA — 1.5%
2,555,000	Romania Government Bond 4.850%, 7/25/2029	$541,485
300,000	Romanian Government International Bond 6.375%, 1/30/2034	303,921
		845,406
	SAUDI ARABIA — 5.0%
800,000	Gaci First Investment Co. 5.375%, 10/13/2122[3]	705,250
630,000	Greensaif Pipelines Bidco Sarl 6.129%, 2/23/2038	674,730
1,000,000	Saudi Arabian Oil Co. 3.500%, 11/24/2070[3]	646,740
	Saudi Government International Bond
430,000	5.000%, 1/16/2034	439,299
390,000	5.750%, 1/16/2054	390,908
		2,856,927
	SENEGAL — 0.4%
340,000	Senegal Government International Bond 6.250%, 5/23/2033	245,439
	SERBIA — 0.7%
400,000	Telecommunications Co. Telekom Srbija AD Belgrade 7.000%, 10/28/2029[2,3]	405,560
	SOUTH AFRICA — 4.4%
350,000	Bidvest Group UK PLC 6.200%, 9/17/2032[2,3]	351,575
43,260,000	Republic of South Africa Government Bond 6.500%, 2/28/2041	1,813,883
300,000	Windfall Mining Group, Inc. / Groupe Minier Windfall, Inc. 5.854%, 5/13/2032[2,3]	312,600
		2,478,058
	SOUTH KOREA — 2.9%
	Kookmin Bank
490,000	4.375%, 5/8/2028[2]	493,748
325,000	4.625%, 5/8/2030[2]	331,474
	POSCO Holdings, Inc.
325,000	5.125%, 5/7/2030[2]	332,841
490,000	5.750%, 5/7/2035[2]	513,515
		1,671,578

Gramercy Emerging Markets Debt Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	SRI LANKA — 0.7%
430,000	Sri Lanka Government International Bond 3.600%, 2/15/2038[2,9]	$382,055
	SUPRANATIONAL — 0.7%
400,000	African Development Bank 5.875% (USD 5 Year Tsy+165.30 basis points), 9/30/2125[3,4,5]	399,500
	TANZANIA (UNITED REPUBLIC OF) — 0.5%
290,000	HTA Group Ltd./Mauritius 7.500%, 6/4/2029[2,3]	301,690
	THAILAND — 4.1%
390,000	Bangkok Bank PCL/Hong Kong 5.650%, 7/5/2034[2,3]	410,686
280,000	Muangthai Capital PCL 6.875%, 9/30/2028	283,500
	Thailand Government Bond
16,030,000	3.650%, 6/20/2031	558,614
15,100,000	2.980%, 6/17/2045	537,889
15,500,000	2.750%, 6/17/2052	543,923
		2,334,612
	TRINIDAD AND TOBAGO — 0.4%
250,000	Trinidad & Tobago Government International Bond 6.400%, 6/26/2034[3]	254,563
	TURKEY — 4.5%
300,000	Limak Yenilenebilir Enerji A.S. 9.625%, 8/12/2030[2,3]	298,892
525,000	Turkiye Garanti Bankasi A.S. 8.125% (USD 5 Year Tsy+432.50 basis points), 1/8/2036[2,3,5]	541,900
10,845,000	Turkiye Government Bond 16.900%, 9/2/2026	222,920
260,000	Turkiye Ihracat Kredi Bankasi A.S. 6.875%, 7/3/2028[2]	265,200
485,000	Turkiye Is Bankasi A.S. 7.375% (USD 5 Year Tsy+362.90 basis points), 4/2/2036[2,3,5]	482,151
300,000	Turkiye Sinai Kalkinma Bankasi A.S. 7.375%, 7/2/2030[2]	308,062
410,000	Yapi ve Kredi Bankasi A.S. 8.250% (USD 5 Year Tsy+444.20 basis points), 3/4/2072[2,3,4,5]	414,100
		2,533,225

Gramercy Emerging Markets Debt Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	UKRAINE — 0.3%
330,000	Ukraine Government International Bond 0.000%, 2/1/2036[9]	$158,895
	UNITED ARAB EMIRATES — 5.1%
615,000	Abu Dhabi National Energy Co. PJSC 4.750%, 3/9/2037[2]	607,159
340,000	DP World Ltd./United Arab Emirates 4.700%, 9/30/2049[3]	293,888
300,000	Emirates NBD Bank PJSC 4.250% (Constant Maturity Yield Six-Year Tsy+315.50 basis points), 11/27/2172[3,4,5]	291,750
400,000	Finance Department Government of Sharjah 4.000%, 7/28/2050	274,500
810,000	Galaxy Pipeline Assets Bidco Ltd. 3.250%, 9/30/2040	658,789
840,000	MDGH GMTN RSC Ltd. 2.500%, 6/3/2031[3]	762,560
		2,888,646
	URUGUAY — 1.3%
810,000	Uruguay Government International Bond 4.975%, 4/20/2055	739,530
	UZBEKISTAN — 1.0%
310,000	Republic of Uzbekistan International Bond 3.900%, 10/19/2031	284,425
300,000	Uzauto Motors AJ 4.850%, 5/4/2026[3]	297,000
		581,425
	VENEZUELA — 0.2%
850,000	Petroleos de Venezuela S.A. 6.000%, 5/16/2026*[6]	136,213
	ZAMBIA — 0.5%
260,000	First Quantum Minerals Ltd. 9.375%, 3/1/2029[2,3]	275,028
	TOTAL FIXED INCOME SECURITIES
	(Cost $52,042,192)	54,497,272

Gramercy Emerging Markets Debt Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)

Principal Amount[1]		Value
	U.S. GOVERNMENT — 2.7%
1,560,000	United States Treasury Bill 0.000%, 10/9/2025	$1,558,599
	TOTAL U.S. GOVERNMENT
	(Cost $1,558,577)	1,558,599
	TOTAL INVESTMENTS — 98.6%
	(Cost $53,604,744)	56,058,347
	Other Assets in Excess of Liabilities — 1.4%	780,610
	TOTAL NET ASSETS — 100.0%	$56,838,957

PLC –	Public Limited Company
PCL –	Public Company Limited
PJSC –	Public Joint Stock Company

*	Non-income producing security.
[1]	Local currency.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $14,295,210, which represents 25.15% of Net Assets.
[3]	Callable.
[4]	Perpetual security. Maturity date is not applicable.
[5]	Variable rate security.
[6]	Security is in default.
[7]	Convertible security.
[8]	Payment-in-kind interest is generally paid by issuing additional par/shares of the security rather than paying cash.
[9]	Step rate security.